                       SUPPLEMENT DATED AUGUST 18, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VL SEPARATE ACCOUNT-D

THIS SUPPLEMENT SPECIFICALLY UPDATES INFORMATION CONTAINED IN YOUR PROSPECTUS. IN SUMMARY, BEGINNING ON AUGUST 18, 2000 THE MORTALITY AND EXPENSE RISK CHARGE WILL BE REDUCED FOR ALL CONTRACT OWNERS. IN ADDITION, IN ORDER TO PROVIDE FURTHER CLARIFICATION OF THE NATURE OF CHARGES THE PREMIUM EXPENSE CHARGE HAS BEEN RENAMED THE TAX EXPENSE CHARGE. PLEASE READ THIS SUPPLEMENT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE LAST SENTENCE OF THE THIRD PARAGRAPH OF THE "SUMMARY OF POLICY EXPENSES" ON PAGE 6 IS DELETED AND REPLACED WITH THE FOLLOWING:

   Currently, this annual effective rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

2. THE "PREMIUM EXPENSE CHARGE" ON PAGE 13 IS DELETED IN ITS ENTIRETY AND REPLACED WITH FOLLOWING:

   TAX EXPENSE CHARGE

   A charge equal to 3.5% is deducted from all premium payments when the premium payments are received in order to compensate Nationwide for certain administrative expenses which are incurred by Nationwide for taxes which include premium or other taxes imposed by various state and local jurisdictions, as well as federal taxes imposed under Section 848 of the Internal Revenue Code. These tax expenses consist of two components:

         (1) a tax rate of 2.25% for state and local or other taxes; and

         (2) a tax rate of 1.25% for federal taxes.

   The amount charged may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

   Nationwide does not expect to make a profit form these charges.

3. THE LAST SENTENCE OF THE SECOND PARAGRAPH OF THE "MORTALITY AND EXPENSE RISK CHARGE" ON PAGE 14 IS DELETED AND REPLACED WITH THE FOLLOWING:

   On a current basis, this rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

4. THE LAST SENTENCE OF SECTION (c) OF THE "NET INVESTMENT FACTOR" ON PAGE 17 IS DELETED AND REPLACED WITH THE FOLLOWING:

   On a current basis, this rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

5. UNDER SECTION "POLICY LOANS" THE FIRST PARAGRAPH UNDER THE HEADING "INTEREST" ON PAGE 20 IS DELETED AND REPLACED WITH THE FOLLOWING:

   The loan interest rate is guaranteed not to exceed 3.75% per year for all policy loans. On a current basis, the loan interest rate is 3.4% in policy years 1 - 4, 3.25% in policy years 5 - 20, and 3.10% thereafter.

6. ALL REFERENCES TO "PREMIUM EXPENSE CHARGE" IN YOUR PROSPECTUS ARE CHANGED TO "TAX EXPENSE CHARGE."

7. "APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS FOR INVESCO CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. Beginning in the fourth policy year, cash surrender value equals cash value less indebtedness, or other deductions. In policy years one, two, and three only, cash surrender value = (cash value - indebtedness or other deductions) + either 3.5%, 5.5%, or 4.0% of the current premium for either years one, two, or three, respectively. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 1.10% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of April 13,1999. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 3.15%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.50%, 4.50% and 10.50% for policy years one through four, and rates of -1.35%, 4.65% and 10.65%, for policy years five through twenty, and rates of -1.20%, 4.80% and 10.80%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.85%, 4.15% and 10.15%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a tax expense charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                         0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                      RETURN                               RETURN                              RETURN
           PREMIUMS
           PAID PLUS                   CASH                                 CASH                                CASH
 POLICY    INTEREST       CASH       SURRENDER     DEATH        CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH
  YEAR       AT 5%        VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT     VALUE        VALUE      BENEFIT


   1        105,000      87,784       91,284    1,703,050      93,219       96,719   1,703,050     98,656      102,156    1,703,050
   2        215,250     173,983      179,483    1,703,050     190,357      195,857   1,703,050    207,388      212,888    1,703,050
   3        331,013     258,955      262,955    1,703,050     291,951      295,951   1,703,050    327,640      331,640    1,703,050
   4        452,563     342,670      342,670    1,703,050     398,173      398,173   1,703,050    460,618      460,618    1,703,050
   5        580,191     425,720      425,720    1,703,050     509,952      509,952   1,703,050    608,555      608,555    1,703,050
   6        714,201     507,597      507,597    1,703,050     626,984      626,984   1,703,050    772,160      772,160    1,881,293
   7        854,911     588,368      588,368    1,703,050     749,492      749,492   1,773,198    952,204      952,204    2,252,787
   8        897,656     576,166      576,166    1,703,050     780,350      780,350   1,793,398  1,048,145    1,048,145    2,408,844
   9        942,539     563,730      563,730    1,703,050     812,368      812,368   1,814,280  1,153,598    1,153,598    2,576,358
  10        989,666     551,011      551,011    1,703,050     845,568      845,568   1,835,928  1,269,467    1,269,467    2,756,312
  11      1,039,150     537,996      537,996    1,703,050     880,012      880,012   1,858,443  1,396,796    1,396,796    2,949,808
  12      1,091,107     524,638      524,638    1,703,050     915,734      915,734   1,881,836  1,536,689    1,536,689    3,157,901
  13      1,145,662     510,921      510,921    1,703,050     952,797      952,797   1,906,138  1,690,402    1,690,402    3,381,768
  14      1,202,945     496,797      496,797    1,703,050     991,247      991,247   1,931,331  1,859,278    1,859,278    3,622,592
  15      1,263,093     482,075      482,075    1,703,050   1,031,023    1,031,023   1,957,205  2,044,581    2,044,581    3,881,256
  16      1,326,247     466,657      466,657    1,703,050   1,072,142    1,072,142   1,983,751  2,247,823    2,247,823    4,159,076
  17      1,392,560     450,422      450,422    1,703,050   1,114,617    1,114,617   2,011,006  2,470,639    2,470,639    4,457,559
  18      1,462,188     433,202      433,202    1,703,050   1,158,431    1,158,431   2,039,007  2,714,737    2,714,737    4,778,332
  19      1,535,297     414,811      414,811    1,703,050   1,203,570    1,203,570   2,067,807  2,981,968    2,981,968    5,123,204
  20      1,612,062     395,074      395,074    1,703,050   1,250,037    1,250,037   2,097,486  3,274,375    3,274,375    5,494,200
  21      1,692,665     375,965      375,965    1,703,050   1,300,783    1,300,783   2,132,931  3,602,312    3,602,312    5,906,812
  22      1,777,298     356,877      356,877    1,703,050   1,354,131    1,354,131   2,171,107  3,964,679    3,964,679    6,356,650
  23      1,866,163     336,670      336,670    1,703,050   1,409,530    1,409,530   2,210,973  4,363,071    4,363,071    6,843,862
  24      1,959,471     314,819      314,819    1,703,050   1,466,829    1,466,829   2,252,157  4,800,294    4,800,294    7,370,330
  25      2,057,445     291,112      291,112    1,703,050   1,526,079    1,526,079   2,294,658  5,280,023    5,280,022    7,939,197
  26      2,160,317     265,291      265,291    1,703,050   1,587,327    1,587,327   2,338,559  5,806,241    5,806,241    8,554,156
  27      2,268,333     237,108      237,108    1,703,050   1,650,641    1,650,641   2,384,065  6,383,388    6,383,388    9,219,697
  28      2,381,750     206,245      206,245    1,703,050   1,716,077    1,716,077   2,431,426  7,016,249    7,016,249    9,940,984
  29      2,500,837     172,302      172,302    1,703,050   1,783,670    1,783,670   2,480,932  7,709,963    7,709,963   10,723,894
  30      2,625,879     134,805      134,805    1,703,050   1,853,449    1,853,449   2,532,843  8,470,078    8,470,078   11,574,842


(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. WHILE THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE CURRENTLY CALCULATED WITH EXPENSE REIMBURSEMENTS THESE

EXPENSE REIMBURSEMENTS MAY BE LOWER OR UNAVAILABLE IN THE FUTURE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES

                         0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                      RETURN                               RETURN                              RETURN
           PREMIUMS

           PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY    INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
  YEAR       AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT

    1        105,000     81,624      85,124      1,703,050     86,808      90,308    1,703,050      91,997       95,497   1,703,050
    2        215,250    161,531     167,031      1,703,050    177,011     182,511    1,703,050     193,122      198,622   1,703,050
    3        331,013    239,779     243,779      1,703,050    270,809     274,809    1,703,050     304,400      308,400   1,703,050
    4        452,563    316,410     316,410      1,703,050    368,410     368,410    1,703,050     426,972      426,972   1,703,050
    5        580,191    391,447     391,447      1,703,050    470,018     470,018    1,703,050     562,104      562,104   1,703,050
    6        714,201    464,922     464,922      1,703,050    575,869     575,869    1,703,050     711,224      711,224   1,732,829
    7        854,911    536,826     536,826      1,703,050    686,191     686,191    1,703,050     873,779      873,779   2,067,243
    8        897,656    517,114     517,114      1,703,050    705,735     705,735    1,703,050     951,349      951,349   2,186,387
    9        942,539    496,644     496,644      1,703,050    725,437     725,437    1,703,050   1,035,348    1,035,348   2,312,267
   10        989,666    475,291     475,291      1,703,050    745,258     745,258    1,703,050   1,126,244    1,126,244   2,445,341
   11      1,039,150    452,938     452,938      1,703,050    765,169     765,169    1,703,050   1,224,556    1,224,556   2,586,065
   12      1,091,107    429,472     429,472      1,703,050    785,156     785,156    1,703,050   1,330,860    1,330,860   2,734,921
   13      1,145,662    404,773     404,773      1,703,050    805,208     805,208    1,703,050   1,445,784    1,445,784   2,892,392
   14      1,202,945    378,702     378,702      1,703,050    825,306     825,306    1,703,050   1,569,997    1,569,997   3,058,960
   15      1,263,093    351,068     351,068      1,703,050    845,410     845,410    1,703,050   1,704,186    1,704,186   3,235,079
   16      1,326,247    321,609     321,609      1,703,050    865,446     865,446    1,703,050   1,849,030    1,849,030   3,421,202
   17      1,392,560    289,991     289,991      1,703,050    885,310     885,310    1,703,050   2,005,202    2,005,202   3,617,811
   18      1,462,188    255,818     255,818      1,703,050    904,885     904,885    1,703,050   2,173,386    2,173,386   3,825,476
   19      1,535,297    218,646     218,646      1,703,050    924,048     924,048    1,703,050   2,354,301    2,354,301   4,044,833
   20      1,612,062    177,986     177,986      1,703,050    942,677     942,677    1,703,050   2,548,716    2,548,716   4,276,589
   21      1,692,665    133,359     133,359      1,703,050    960,685     960,685    1,703,050   2,757,535    2,757,535   4,521,608
   22      1,777,298     84,246      84,246      1,703,050    977,987     977,987    1,703,050   2,981,762    2,981,762   4,780,720
   23      1,866,163     30,079      30,079      1,703,050    994,507     994,507    1,703,050   3,222,520    3,222,520   5,054,806
   24      1,959,471       *           *             *      1,010,124   1,010,124    1,703,050   3,480,954    3,480,954   5,344,627
   25      2,057,445       *           *             *      1,024,635   1,024,635    1,703,050   3,758,137    3,758,137   5,650,845
   26      2,160,317       *           *             *      1,037,750   1,037,750    1,703,050   4,055,044    4,055,044   5,974,172
   27      2,268,333       *           *             *      1,049,083   1,049,083    1,703,050   4,372,534    4,372,534   6,315,367
   28      2,381,750       *           *             *      1,058,141   1,058,141    1,703,050   4,711,340    4,711,340   6,675,270
   29      2,500,837       *           *             *      1,064,352   1,064,352    1,703,050   5,072,183    5,072,183   7,054,970
   30      2,625,879       *           *             *      1,067,125   1,067,125    1,703,050   5,456,039    5,456,039   7,455,986


(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. WHILE THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE CURRENTLY CALCULATED WITH EXPENSE REIMBURSEMENTS THESE EXPENSE REIMBURSEMENTS MAY BE LOWER OR UNAVAILABLE IN THE FUTURE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.